Subsequent Event (Details)	12 Months Ended	60 Months Ended	73 Months Ended
	Jun. 30, 2024 USD ($) shares	Sep. 30, 2029 USD ($)	Oct. 31, 2030 USD ($)	Oct. 31, 2030 PHP (₱)	Dec. 22, 2023 shares	Jun. 30, 2023 USD ($) shares
Subsequent Event [Line Items]
Consideration amount | $	$ 355,000,000
Common stock, shares, issued (in Shares)	156 [1]				156	156	[1]
Accounts receivable from customers | $	$ 21,313,735					$ 14,545,921
Accounts receivable percentage	52.81%
Warrants [Member]
Subsequent Event [Line Items]
Warrants issued (in Shares)	18,844,987
Warrants outstanding (in Shares)	18,844,987
Accounts Receivable [Member]
Subsequent Event [Line Items]
Accounts receivable from customers | $	$ 10,057,693
Ordinary Shares [Member]
Subsequent Event [Line Items]
Common stock, shares, issued (in Shares)	37,132,968
Forecast [Member]
Subsequent Event [Line Items]
Rental payment		$ 710,034	$ 59,064	₱ 3,454,080

[1]	The shares and per share information are presented on a retroactive basis to reflect the shares reorganization (Note 10).